Derivative instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and related fair value measurements of derivative instruments
The following table shows the aggregate notional amounts of derivative contracts outstanding listed by type and respective gross positive or negative fair values and classified by those used for risk management (sub-classified as hedging and those that do not qualify for hedge accounting), client services and credit derivatives. Fair value of derivatives is recorded in the consolidated balance sheets in other assets and other liabilities. Gross positive fair values are recorded in other assets and gross negative fair values are recorded in other liabilities, subject to netting when master netting agreements are in place.

December 31, 2018	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Derivatives not formally designated as hedging instruments	Currency swaps	8	238,810	269	(601)	(332)

Client services derivatives	Spot and forward foreign exchange	288	2,064,762	13,331	(12,671)	660

Total derivative instruments			2,303,572	13,600	(13,272)	328

December 31, 2017	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Derivatives not formally designated as hedging instruments	Currency swaps	8	183,719	726	(2,754)	(2,028)

Client services derivatives	Spot and forward foreign exchange	120	2,130,224	10,595	(9,911)	684

Total derivative instruments			2,313,943	11,321	(12,665)	(1,344)

Schedule of offsetting assets

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2018				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	13,600	(2,036)	11,564	—	(3,216)	8,348

Derivative liabilities
Spot and forward foreign exchange and currency swaps	13,272	(2,036)	11,236	—	(1,861)	9,375
Net positive fair value			328

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2017				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	11,321	(2,197)	9,124	—	(6,196)	2,928

Derivative liabilities
Spot and forward foreign exchange and currency swaps	12,665	(2,197)	10,468	—	—	10,468
Net negative fair value			(1,344)

Schedule of offsetting liabilities

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2018				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	13,600	(2,036)	11,564	—	(3,216)	8,348

Derivative liabilities
Spot and forward foreign exchange and currency swaps	13,272	(2,036)	11,236	—	(1,861)	9,375
Net positive fair value			328

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2017				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	11,321	(2,197)	9,124	—	(6,196)	2,928

Derivative liabilities
Spot and forward foreign exchange and currency swaps	12,665	(2,197)	10,468	—	—	10,468
Net negative fair value			(1,344)

Schedule of location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding
The following tables show the location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding. During 2016, management revised the following disclosures to segregate the gains and losses attributable to the specific types of derivatives.

		Year ended
Derivative instrument	Consolidated statements of operations line item	December 31, 2018	December 31, 2017	December 31, 2016
Spot and forward foreign exchange	Foreign exchange revenue	(25)	541	(322)
Currency swaps, not designated as hedge	Foreign exchange revenue	1,697	(4,916)	2,710
Currency swaps - net investment hedge	Foreign exchange revenue	—	(11,334)	(1,091)
Total net gains (losses) recognized in net income		1,672	(15,709)	1,297

Derivative instrument	Consolidated statements of comprehensive income line item	December 31, 2018	December 31, 2017	December 31, 2016
Currency swaps - net investment hedge	Net change in unrealized gains and (losses) on translation of net investment in foreign operations	—	(4,410)	12,713
Total net gains (losses) recognized in comprehensive income		—	(4,410)	12,713